Employee Benefit Plan, Schedule, Asset Held for Investment (Tables)	12 Months Ended
Dec. 31, 2025
EBP001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Asset Held for Investment
EVERGY, INC 401(k) SAVINGS PLAN
EMPLOYER ID NO. 82-2733395, PLAN NO. 006
FORM 5500, SCHEDULE H, PART IV, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost	Current Value
	State St S&P 500 Indx Sl Cl Ii	Common/Collective Trust Fund	**	$311,196,014
	State St Gbl Allcp Eq Ex-Us Idx Sl Cl Ii	Common/Collective Trust Fund	**	116,069,369
	State St Russell Small/Mid Idx Sl Cl Ii	Common/Collective Trust Fund	**	102,924,941
	Mfs Growth Equity Fund Cl S	Common/Collective Trust Fund	**	98,218,334
	Blackrock Lifepath Dynamic 2045 Fund L	Common/Collective Trust Fund	**	95,922,623
	Blackrock Lifepath Dynamic 2040 Fund L	Common/Collective Trust Fund	**	95,220,303
	Blackrock Lifepath Dynamic 2035 Fund L	Common/Collective Trust Fund	**	93,663,538
	State St Us Bnd Indx Sl Cl Xiv	Common/Collective Trust Fund	**	75,702,740
	Blackrock Lifepath Dynamic 2030 Fund L	Common/Collective Trust Fund	**	75,558,635
	Blackrock Lifepath Dynamic 2050 Fund L	Common/Collective Trust Fund	**	71,551,159
	Blackrock Lifepath Dynamic Retirement Fund L	Common/Collective Trust Fund	**	68,820,880
	Blackrock Lifepath Dynamic 2055 Fund L	Common/Collective Trust Fund	**	49,036,474
*	Evergy, Inc.	Common Stock	**	48,667,405
	Putnam Large Cap Value Trust Ia	Common/Collective Trust Fund	**	45,436,585
	Goldman Sachs Stable Value Inst Cl S	Common/Collective Trust Fund	**	44,222,124
	Blackrock Lifepath Dynamic 2060 Fund L	Common/Collective Trust Fund	**	33,941,063
	T. Rowe Price Overseas Stock I	Mutual Fund	**	25,604,776
	Victory Sycamore Established Value R6	Mutual Fund	**	25,003,014
	PGIM Total Return Bond Fund Cit Cl Lp	Common/Collective Trust Fund	**	24,809,816
	Mfs New Discovery Value R6	Mutual Fund	**	22,841,968
	Jpmorgan 100% U.S. Tr Sec Mm Inst	Money Market Fund	**	22,726,410
	Eagle Mid Cap Growth Cit Fdrs	Common/Collective Trust Fund	**	21,043,850
	DFA Emerging Market Core Equity 2 Port I	Mutual Fund	**	12,773,392
	Pioneer Multi-Sector Fixed Income CL R1	Common/Collective Trust Fund	**	9,320,259
	Blackrock Lifepath Dynamic 2065 Fund L	Common/Collective Trust Fund	**	9,281,379
	Putnam Small Cap Growth Class S	Common/Collective Trust Fund	**	7,572,651
	Blackrock Lifepath Dynamic 2070 Fund L	Common/Collective Trust Fund	**	696,082
*	Empower Self-Directed Brokerage Accounts	Brokerage Account	**	54,989,743
*	Participant Loans	Various participants, interest rates ranging from 4.25% to 13.00% maturing through 2049	**	24,341,301
				$1,687,156,828
*	Represents party-in-interest to the Plan.
**	Cost information is not required for participant-directed investments and, therefore, is not included.